WARRANTS	12 Months Ended
Dec. 31, 2022
WARRANTS
WARRANTS

8. WARRANTS

At December 31, 2022, the Company had reserved 421,282,935 shares of its common stock for the following outstanding warrants:

Outstanding as of January 1, 2022	---
Granted	435,720,435
Exchanged for common shares	14,437,500
Outstanding as of December 31, 2022	421,282,935

During the year ended December 31, 2022, 435,720,435 warrants were issued as part of debt and equity financings, 14,437,500 warrants were exercised and no warrants were forfeited. The relative fair value of the warrants was recorded as a debt discount or deferred offering cost at issuance and is amortized over the life of the related debt.

The Company used the following assumptions in estimating the fair value of warrants issued during the year ended December 31, 2022, are as follows:

Strike price	$0.001-0.008
Term (years)	5
Volatility	0.145%-0.148%
Risk free rate	2.81-2.66
Dividend yield	0

Talos Victory Fund, LLC

In connection with the Talos Note #1, we issued to Talos Victory Fund 7,593,750 cashless warrants (the “Talos Note #1 Warrants”) with an exercise price of $0.008 per share. In August 2022, the Company issued 5,062,500 shares of common stock upon the exercise of a portion of the Talos Note #1 Warrants. The exercise of the Talos Note #1 Warrants was on a cashless basis.

Mast Hill Fund, L.P.

In connection with the Mast Hill Note #1, we issued to Mast Hill Fund 14,062,500 cashless warrants (the “Mast Hill Fund Note #1 Warrants”) with an exercise price of $0.008 per share. In August 2022, the Company issued 9,375,000 shares of common stock upon the exercise of a portion of the Mast Hill Fund Note #1 Warrants. The exercise of the Mast Hill Fund Note #1 Warrants was on a cashless basis.

In connection with the Mast Hill Note #2, the company issued to Mast Hill Fund 40,000,000 cashless warrants (the “Mast Hill Fund Note #2 Warrants”) with an exercise price of $0.0055 per share.

In connection with the Mast Hill Note #3, we issued to Mast Hill Fund 223,000,000 cashless warrants (the “Mast Hill Fund Note #3 Warrants”) with an exercise price of $0.001 per share.

In connection with the Equity Purchase Agreement with Mast Hill, we issued to Mast Hill 170,000,000 cashless warrants (the “Mast Hill EPA Warrants”) with an exercise price of $0.001 per share.

GS Capital Partners, LLC

In connection with the GS Capital Note #1, we issued to GS Capital 4,000,000 cashless warrants (the “GS Capital Warrants”) with an exercise price of $0.008 per share.

J.H. Darbie & Co.

As a placement agent fee in connection with the Talos Note #1, in May 2022, the Company issued to J.H. Darbie & Co. (“Darbie”) 1,215,000 cashless warrants (the “Darbie Placement #1 Warrants”) with an exercise price of $0.008 per share.

As a placement agent fee in connection with the Mast Hill Note #1, in May 2022, the Company issued to Darbie 2,250,000 cashless warrants (the “Darbie Placement #2 Warrants”) with an exercise price of $0.008 per share.

As a placement agent fee in connection with the Mast Hill Note #2, in September 2022, the Company issued to Darbie 2,130,613 cashless warrants (the “Darbie Placement #3 Warrants”) with an exercise price of $0.0049 per share.

As a placement agent fee in connection with the Mast Hill Note #3, in December 2022, the Company issued to Darbie 11,468,572 cashless warrants (the “Darbie Placement #4 Warrants”) with an exercise price of $0.0049 per share.